UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/08

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          1/23/09

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           134
Form 13F Information Table Value Total(thousands):            133900




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE      Inv. Other  Voting

3M Company		COM	88579Y101	28	480	SH	OTHER	0	SOLE
3M Company		COM	88579Y101	2668	46360	SH	SOLE	0	SOLE
Abbot Laboratories	COM	002824100	2	34	SH	OTHER	0	SOLE
Abbot Laboratories	COM	002824100	197	3695	SH	SOLE	0	SOLE
Accenture Ltd		COM	G1150G111	2716	82837	SH	SOLE	0	SOLE
Adelphia Cont Value	COM	00685R706	0	12541	SH	SOLE	0	SOLE
AFLAC Inc.		COM	001055102	219	4776	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	256	3000	SH	OTHER	0	SOLE
Apple Computer Inc.	COM	037833100	164	1925	SH	SOLE	0	SOLE
Applied Materials Inc.	COM	038222105	1200	118485	SH	SOLE	0	SOLE
Astrazen PLC (ADR)	COM	046353108	34	837	SH	OTHER	0	SOLE
Astrazen PLC (ADR)	COM	046353108	2008	48933	SH	SOLE	0	SOLE
AT&T Inc. Com		COM	00206R102	469	16463	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	2667	67784	SH	SOLE	0	SOLE
Automatic Data Proc.	COM	053015103	13	320	SH	OTHER	0	SOLE
Avon Products, Inc.	COM	054303102	1691	70364	SH	SOLE	0	SOLE
Bank New York Inc.	COM	064058100	817	28840	SH	SOLE	0	SOLE
Bank of America Co.	COM	060505104	1628	115595	SH	SOLE	0	SOLE
Barclays PLC		COM	06738E204	26	2680	SH	OTHER	0	SOLE
Barclays PLC		COM	06738E204	380	38815	SH	SOLE	0	SOLE
Bearcat Explorations	COM	073846107	0	10000	SH	SOLE	0	SOLE
Berkshire Hath Cl B	COM	084670207	759	236	SH	SOLE	0	SOLE
Biopure			COM	09065H402	16	111194	SH	SOLE	0	SOLE
BP PLC			COM	055622104	47	1016	SH	OTHER	0	SOLE
BP PLC			COM	055622104	494	10566	SH	SOLE	0	SOLE
Burlgtn Nthrn St Fe C	COM	12189T104	310	4098	SH	SOLE	0	SOLE
Caterpillar Inc.	COM	149123101	3	65	SH	OTHER	0	SOLE
Caterpillar Inc.	COM	149123101	1540	34466	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	1	75	SH	OTHER	0	SOLE
Chesapeake Energy	COM	165167107	1233	76222	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	2730	36912	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	7	400	SH	OTHER	0	SOLE
Cisco Systems, Inc.	COM	17275R102	2827	173447	SH	SOLE	0	SOLE
Citigroup Inc.		COM	172967101	123	18395	SH	SOLE	0	SOLE
Clorox			COM	189054109	1666	29993	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	6	126	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	2496	55137	SH	SOLE	0	SOLE
Covidien LTD		COM	G2552X108	1643	45329	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	13	17000	SH	SOLE	0	SOLE
Dell Computer Corp	COM	24702R101	2	165	SH	OTHER	0	SOLE
Dell Computer Corp	COM	24702R101	569	55532	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	2	38	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	1983	30183	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	41	720	SH	OTHER	0	SOLE
Diageo plc		COM	25243Q205	2436	42930	SH	SOLE	0	SOLE
Dominion Resources	COM	25746U109	310	8654	SH	SOLE	0	SOLE
E I du Pt de Nem C	COM	263534109	1763	69680	SH	SOLE	0	SOLE
Eaton			COM	278058102	343	6900	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	786	75026	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	40	1100	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	1096	29925	SH	SOLE	0	SOLE
Energen Corporation	COM	29265N108	213	7258	SH	SOLE	0	SOLE
ENSCO Intl Inc		COM	26874Q100	767	27005	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	202	3637	SH	SOLE	0	SOLE
Exxon Mobil Corp	COM	30231G102	168	2100	SH	OTHER	0	SOLE
Exxon Mobil Corp	COM	30231G102	5558	69623	SH	SOLE	0	SOLE
FPL Group Capital	PREF	302570403	244	10100	SH	SOLE	0	SOLE
FPL Group, Inc		COM	302571104	604	12000	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	4162	256910	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	66	4044	SH	OTHER	0	SOLE
Genuine Parts Co	COM	372460105	2239	59134	SH	SOLE	0	SOLE
Genzyme General		COM	372917104	1918	28893	SH	SOLE	0	SOLE
GlaxoSmithKline plc	COM	37733W105	81	2177	SH	OTHER	0	SOLE
GlaxoSmithKline plc	COM	37733W105	1743	46759	SH	SOLE	0	SOLE
Home Depot, Inc.	COM	437076102	1587	68957	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	1978	56446	SH	SOLE	0	SOLE
Ingersoll-Rand Co Ltd	COM	G4776G101	258	14876	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	2389	162935	SH	SOLE	0	SOLE
Int'l Bus Machine	COM	459200101	3	40	SH	OTHER	0	SOLE
Int'l Bus Machine	COM	459200101	4126	49023	SH	SOLE	0	SOLE
ISCO International	COM	46426P103	2	58700	SH	SOLE	0	SOLE
J.P. Morgan Chase	COM	46625H100	1	34	SH	OTHER	0	SOLE
J.P. Morgan Chase	COM	46625H100	2500	79297	SH	SOLE	0	SOLE
Jacobs Engineering 	COM	469814107	2592	53890	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	2	32	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	4438	74168	SH	SOLE	0	SOLE
Kimberly-Clark Corp	COM	494368103	412	7809	SH	SOLE	0	SOLE
Lowe's Companies	COM	548661107	894	41553	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	44	2612	SH	OTHER	0	SOLE
Manulife Finl Corp	COM	56501R106	315	18470	SH	SOLE	0	SOLE
McDonald's Corp		COM	580135101	3	45	SH	OTHER	0	SOLE
McDonald's Corp		COM	580135101	2905	46716	SH	SOLE	0	SOLE
Med Efficiency Delaw	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	1	25	SH	OTHER	0	SOLE
Medtronic, Inc.		COM	585055106	1726	54922	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	2689	138309	SH	SOLE	0	SOLE
N Y Comm Bancorp	COM	649445103	195	16340	SH	SOLE	0	SOLE
NewMarket Tech		COM	651627101	0	10000	SH	SOLE	0	SOLE
NIKE, Inc.		COM	654106103	2552	50036	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	16	1030	SH	OTHER	0	SOLE
Nokia Corporation	COM	654902204	1858	119090	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	9	181	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	1966	39502	SH	SOLE	0	SOLE
NSTAR			COM	67019E107	366	10030	SH	SOLE	0	SOLE
Occidental Petroleum	COM	674599105	256	4272	SH	SOLE	0	SOLE
Old Republic Intl Cor	COM	680223104	2144	179876	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	36	2045	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	1560	87992	SH	SOLE	0	SOLE
PACCAR Inc		COM	693718108	246	8584	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	33	596	SH	OTHER	0	SOLE
PepsiCo, Inc.		COM	713448108	1695	30953	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	836	47194	SH	SOLE	0	SOLE
Philip Morris Intl	COM	718172109	30	700	SH	OTHER	0	SOLE
Philip Morris Intl 	COM	718172109	271	6220	SH	SOLE	0	SOLE
Procter & Gamble	COM	742718109	17	283	SH	OTHER	0	SOLE
Procter & Gamble	COM	742718109	2410	38978	SH	SOLE	0	SOLE
Schlumberger Ltd	COM	806857108	1828	43180	SH	SOLE	0	SOLE
Starbucks Corp		COM	855244109	1049	110880	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	1894	82581	SH	SOLE	0	SOLE
T. Rowe Price Group	COM	74144T108	1662	46907	SH	SOLE	0	SOLE
Target Corporation	COM	87612E106	741	21471	SH	SOLE	0	SOLE
Texas Instruments	COM	882508104	1203	77530	SH	SOLE	0	SOLE
The Hanover Ins GRP	COM	410867105	603	14040	SH	OTHER	0	SOLE
The Hanover Ins GRP	COM	410867105	626	14578	SH	SOLE	0	SOLE
The McGraw-Hill Co	COM	580645109	12	500	SH	OTHER	0	SOLE
The McGraw-Hill Co	COM	580645109	1152	49673	SH	SOLE	0	SOLE
Toronto-Dom Bank	COM	891160509	670	18667	SH	SOLE	0	SOLE
Transocean Inc.		COM	G90073100	18	385	SH	OTHER	0	SOLE
Transocean Inc.		COM	G90073100	954	20188	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	720	28804	SH	SOLE	0	SOLE
United Parcel Service	COM	911312106	1889	34250	SH	SOLE	0	SOLE
United Technologies	COM	913017109	2981	55609	SH	SOLE	0	SOLE
V.F. Corporation	COM	918204108	301	5500	SH	SOLE	0	SOLE
Verizon Comm		COM	92343V104	642	18940	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	2035	99551	SH	SOLE	0	SOLE
Vulcan Materials Co	COM	929160109	358	5150	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc	COM	931142103	4	75	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc	COM	931142103	3030	54051	SH	SOLE	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Wells Fargo & Co	COM	949746101	1602	54328	SH	SOLE	0	SOLE
Western Union		COM	959802109	28	1940	SH	OTHER	0	SOLE
Western Union		COM	959802109	972	67804	SH	SOLE	0	SOLE
Wyeth			COM	983024100	318	8480	SH	SOLE	0	SOLE
Zimmer Holdings, Inc	COM	98956P102	814	20145	SH	SOLE	0	SOLE